Additional Financial Information - Summary of Composition of the Company's Other Assets (Parenthetical) (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Schedule Of Other Assets [Line Items]
Receivable with Imputed Interest, Discount	$ 7.0	$ 6.2
Contract Asset with Imputed Interest, Discount	$ 1.1	$ 0.3